Current Income Tax Assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Current Income Tax Assets	As of the indicated dates, the balances of Current Income Tax Assets correspond to:

	12.31.20	12.31.19
Tax Advances	197,094	54,577
Minimum Notional Income Tax – Tax Credit	—	564

Total	197,094	55,141